Investments	12 Months Ended
Sep. 29, 2018
Investments [Abstract]
Investments
Investments
Investments consist of the following:

	September 29, 2018	September 30, 2017
Investments, equity basis	$2,768	$3,087
Investments, other	131	115
	$2,899	$3,202

Investments, Equity Basis
The Company’s significant equity investments primarily consist of media and parks and resorts investments and include A + E (50% ownership), CTV Specialty Television, Inc. (30% ownership), Hulu (30% ownership), Seven TV (20% ownership), Vice (21% effective ownership including A+E ownership) and Villages Nature (50% ownership). A summary of combined financial information for equity investments is as follows:

Results of Operations:	2018	2017	2016

Revenues	$9,085	$8,122	$7,416
Net income	(152)	857	1,855

Balance Sheet	September 29, 2018	September 30, 2017	October 1, 2016

Current assets	$4,542	$4,623	$4,801
Non-current assets	9,998	10,047	8,906
	$14,540	$14,670	$13,707
Current liabilities	$3,197	$2,852	$2,018
Non-current liabilities	4,840	5,056	4,531
Redeemable preferred stock	1,362	1,123	583
Shareholders’ equity	5,141	5,639	6,575
	$14,540	$14,670	$13,707

As of September 29, 2018, the book value of the Company’s equity method investments exceeded our share of the book value of the investees’ underlying net assets by approximately $0.5 billion, which represents amortizable intangible assets and goodwill arising from acquisitions.
The Company enters into transactions in the ordinary course of business with our equity investees, primarily related to the licensing of television and film programming. Revenues from these transactions were $0.8 billion, $0.5 billion and $0.5 billion in fiscal 2018, 2017 and 2016, respectively. The Company defers a portion of its profits from transactions with investees. The profits are recognized as the investees expense the programming rights. The portion that is deferred reflects our ownership interest in the investee.
Investments, Other
As of September 29, 2018 and September 30, 2017, the Company held $38 million and $36 million, respectively, of securities classified as available-for-sale and $93 million and $79 million, respectively, of non-publicly traded cost-method investments.
In fiscal 2018, 2017 and 2016, the Company had no significant realized gains, unrealized gains, losses or impairments on available-for-sale securities and non-publicly traded cost-method investments.
Realized gains and losses on available-for-sale and non-publicly traded cost-method investments are reported in “Interest expense, net” in the Consolidated Statements of Income.